Personnel expenses - Number of employees at year-end (Details)	12 Months Ended
	Dec. 31, 2021 employee item	Dec. 31, 2020 employee item	Dec. 31, 2019 employee
Personnel expense
Number of women employees	132	125	123
Number of men employees	132	128	121
Number of employees	264	253	244
Number of full time employees	259	247	236
Percentage of allocation of women in full-time employees	49.00%	49.00%	50.00%
Percentage of allocation of men in full-time employees	51.00%	51.00%	50.00%
Number of part time employees	5	6	8
Percentage of allocation of women in part-time employees	80.00%	83.00%	75.00%
Percentage of allocation of men in part-time employees	20.00%	17.00%	25.00%
Number of permanent employees	263	253	243
Percentage of allocation of women in permanent employees	50.00%	49.00%	51.00%
Percentage of allocation of men in permanent employees	50.00%	51.00%	49.00%
Number of temporary employees	1	0	1
Percentage of allocation of women in temporary employees	0.00%	0.00%	0.00%
Percentage of allocation of men in temporary employees	100.00%	0.00%	100.00%
Number of managers	33	31	31
Number of non-management employees	231	222	213
Number of consultants | item	73	75